Allowance for loan losses - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended											3 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Banco Popular De Puerto Rico [Member]	Dec. 31, 2013 Banco Popular North America [Member]	Dec. 31, 2012 Banco Popular North America [Member]	Jun. 30, 2013 Banco Popular North America [Member]	Dec. 31, 2013 Covered Under Loss Sharing Agreements With F D I C [Member]	Jun. 30, 2013 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Non Covered Loans [Member]	Jun. 30, 2013 Non Covered Loans [Member]	Dec. 31, 2012 Non Covered Loans [Member]	Dec. 31, 2013 Non Covered Loans [Member] Banco Popular De Puerto Rico [Member]	Dec. 31, 2012 Non Covered Loans [Member] Banco Popular De Puerto Rico [Member]	Jun. 30, 2013 Non Covered Loans [Member] Banco Popular De Puerto Rico [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member Non Covered Loans [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Non Covered Loans [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member Non Covered Loans [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Non Covered Loans [Member]	Jun. 30, 2013 Commercial Construction Legacy Portfolios [Member]	Jun. 30, 2013 Mortgage Consumer Portfolios [Member]	Jun. 30, 2013 Commercial Construction Portfolios [Member]	Dec. 31, 2013 Loan Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2012 Loan Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2013 Loan Commercial Portfolio Segment Member	Dec. 31, 2012 Loan Commercial Portfolio Segment Member
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment								$ 21,448,000		$ 58,640,000	$ 950,337,000		$ 1,150,946,000				$ 3,464,000	$ 7,435,000	$ 11,290,000	$ 13,279,000	$ 17,406,000	$ 50,213,000	$ 189,602,000	$ 313,767,000
Loans And Leases Receivable Impaired Commitment To Lend																												0	120,000	3,000,000	4,000,000
Financing Receivable Credit Quality Additional Information	Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Credit Card T D R Modification Time Period	24
Recorded Investment Loan Split	165,000,000		134,000,000
Charge Offs Included Recorded Investment Loan Split	26,600,000		15,900,000
Recorded Investment Period End	130,000,000		115,000,000
Allowance Loans Modified Loan Split	64,000,000		267,000
Change Allowance For Loan Losses Incorporated Risk Ratings		42,900,000					7,200,000									35,700,000
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments		52,500,000					3,600,000									56,100,000
Change Allowance For Loan Losses Additional Enhancements				9,700,000
Historical Loss Period																										18-months	3-year
Recent Loss Trend Adjustment																									12-months	6-months
Net Impact Revisions									7,500,000			11,800,000
Recent Loss Trend Adjustment Percentage					29.00%	8.00%								27.00%	32.00%
Qualitative Offsetting Adjustment			$ 4,000,000